Supplemental Cash Flow Information (Details) - Schedule of supplemental cash flow Information - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash investing and financing activities:
Contribution benefit on low interest rate notes (Note 12)		$ 170,329	$ 223,913
Shares issued to acquire Newco shares			1,410,581
Deferred financing costs included in accrued expenses	174,813	398,276
Residual value of units		42,502
Common shares issued to settle debt	1,615,058
Fair value common shares issued in acquisition	13,184,384
Interest paid during the year			42,316
Income taxes paid during the year